INSURANCE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of types of insurance contracts [abstract]
Disclosure of types of insurance contracts
The insurance policies provide the following coverage, per risk and type of asset:

	2019	2018
Insurance line
Operational risks and loss of profits	800,000	700,000
Civil liability—third parties (*)	322,408	309,984
Fire—inventories	170,000	150,000
Theft—inventories	20,000	20,000
Civil liability—general	30,000	20,000
Civil liability—vehicles	2,000	2,000

(*)	Based on the foreign exchange rate prevailing at December 31, 2019 (ptax): R$4.0301 = US$1.00